                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)


PAR
AMOUNT
(000)        DESCRIPTION                                                COUPON      MATURITY            VALUE
--------     ------------------------------------------------       ----------    ----------    -------------
             CORPORATE BONDS  85.0%
             AEROSPACE & DEFENSE  0.6%
$  1,238     Raytheon Co. ...................................         4.500%        11/15/07    $   1,227,445
   3,310     Raytheon Co. ...................................         6.150         11/01/08        3,366,419
                                                                                                -------------
                                                                                                    4,593,864
                                                                                                -------------
             AUTOMOTIVE  2.6%
   2,070     ArvinMeritor, Inc. .............................         8.750         03/01/12        2,101,050
   3,240     DaimlerChrysler NA Holding Corp ................         8.500         01/18/31        3,970,714
   9,065     General Motors Acceptance Corp .................         6.875         09/15/11        9,342,471
   5,910     General Motors Corp. ...........................         8.375         07/15/33        5,415,037
                                                                                                -------------
                                                                                                   20,829,272
                                                                                                -------------
             BANKING  13.5%
   5,120     Bank of America Corp. ..........................         3.375         02/17/09        4,953,129
   6,000     Bank of Scotland (United Kingdom) (a) ..........         3.500         11/30/07        5,902,686
     660     Bank of Scotland (United Kingdom) (a) ..........         3.600         08/15/07          652,248
   5,355     JPMorgan Chase & Co. ...........................         6.750         02/01/11        5,688,504
   6,010     Marshall & Illsey Bank .........................         3.800         02/08/08        5,910,360
   4,475     MBNA Corp. (b) .................................         5.798         05/05/08        4,505,341
   6,160     National City Bank .............................         3.375         10/15/07        6,049,293
   1,580     National City Bank .............................         4.150         08/01/09        1,547,574
   6,702     PNC Funding Corp. ..............................         6.125         02/15/09        6,850,751
   5,200     Popular North America, Inc. ....................         4.250         04/01/08        5,103,602
   2,695     Popular North America, Inc. ....................         5.650         04/15/09        2,710,874
   5,855     SunTrust Banks, Inc. ...........................         5.050         07/01/07        5,848,079
   9,580     UniCredito Luxembourg Finance SA
               (Luxembourg) (a)(b) ..........................         5.426         10/24/08        9,584,119
   6,000     U.S. Bancorp ...................................         3.950         08/23/07        5,944,620
   3,650     USB Capital IX .................................         6.189         04/15/42        3,752,718
  15,505     Wachovia Capital Trust III .....................         5.800         08/29/49       15,728,163
   3,100     Wachovia Corp. .................................         3.625         02/17/09        3,013,420





VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED





PAR
AMOUNT
(000)          DESCRIPTION                                               COUPON      MATURITY           VALUE
--------       ------------------------------------------------      ----------    ----------   -------------
               BANKING (CONTINUED)
$  1,690       Washington Mutual Bank FA                                5.500%       01/15/13   $   1,707,559
   4,797       Washington Mutual, Inc. ........................         8.250        04/01/10       5,215,001
   5,820       Wells Fargo & Co. ..............................         5.125        02/15/07       5,816,537
                                                                                                -------------
                                                                                                  106,484,578
                                                                                                -------------
               BROKERAGE   0.3%
   2,000       Lehman Brothers Holdings, Inc. .................         8.500        05/01/07       2,025,438
                                                                                                -------------

               BUILDING MATERIALS   0.4%
   3,380       Masco Corp. ....................................         4.625        08/15/07       3,354,086
                                                                                                -------------

               CONSTRUCTION MACHINERY   1.8%
   1,345       Caterpillar Financial Services
                 Corp ........................................          4.875        06/15/07       1,341,588
   5,460       Caterpillar Financial Services
                 Corp., Ser F ................................          3.625        11/15/07       5,378,657
   7,615       John Deere Capital Corp. (b) ...................         5.424        04/15/08       7,622,196
                                                                                                -------------
                                                                                                   14,342,441
                                                                                                -------------
               CONSUMER PRODUCTS   1.7%
   6,120       Clorox Co. (b) .................................         5.515        12/14/07       6,132,075
   7,250       Whirlpool Corp. ................................         9.100        02/01/08       7,540,754
                                                                                                -------------
                                                                                                   13,672,829
                                                                                                -------------
               DIVERSIFIED MANUFACTURING   2.8%
   3,935       Brascan Corp. (Canada) .........................         7.125        06/15/12       4,248,785
   1,220       Brascan Corp. (Canada) .........................         8.125        12/15/08       1,287,187
   2,260       Cooper Industries, Inc. ........................         5.250        07/01/07       2,252,682
   4,625       Cooper Industries, Inc. ........................         5.250        11/15/12       4,644,471
   1,450       Hutchison Whampoa International Ltd.
                 (Cayman Islands) (a) .........................         5.450        11/24/10       1,467,431
   1,880       Hutchison Whampoa
                 International Ltd. (Cayman Islands) (a) ......         6.500        02/13/13       1,989,410


VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED





PAR
AMOUNT
(000)       DESCRIPTION                                               COUPON      MATURITY             VALUE
--------    ------------------------------------------------      ----------    ----------     -------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
$  6,200    Tyco International Group SA
              (Luxembourg) .................................         6.125%       11/01/08     $   6,297,842
                                                                                               -------------
                                                                                                  22,187,808
                                                                                               -------------
            ELECTRIC   10.1%
   5,660    Ameren Corp. ...................................         4.263        05/15/07         5,629,985
   5,995    Arizona Public Service Co. .....................         5.800        06/30/14         6,073,396
   1,795    Baltimore Gas & Electric Co. ...................         6.625        03/15/08         1,824,799
   2,155    Carolina Power & Light Co. .....................         6.800        08/15/07         2,175,709
   5,151    CC Funding Trust I .............................         6.900        02/16/07         5,164,300
   2,685    Detroit Edison Co. .............................         6.125        10/01/10         2,776,803
   2,690    Duquesne Light Co., Ser O ......................         6.700        04/15/12         2,875,680
     320    Duquesne Light Co., Ser Q ......................         5.700        05/15/14           326,300
   2,860    Entergy Gulf States, Inc. ......................         3.600        06/01/08         2,788,345
   4,395    Entergy Gulf States, Inc. (b) ..................         5.800        12/01/09         4,387,775
   1,965    Entergy Gulf States, Inc. (a)(b)................         6.140        12/08/08         1,970,062
   3,835    Exelon Corp. ...................................         6.750        05/01/11         4,046,696
     560    Indianapolis Power & Light Co. (a) .............         6.300        07/01/13           583,619
   4,285    MidAmerican Energy Holdings Co .................         3.500        05/15/08         4,184,440
   3,585    MidAmerican Energy Holdings Co .................         4.625        10/01/07         3,566,781
   5,550    NiSource Finance Corp. (b) .....................         5.940        11/23/09         5,554,773
   2,250    NiSource Finance Corp. .........................         7.875        11/15/10         2,449,987
   4,500    Ohio Power Co., Ser K ..........................         6.000        06/01/16         4,713,705
   5,700    Oncor Electric Delivery Co. ....................         5.000        09/01/07         5,682,980
     572    PSEG Energy Holdings ...........................         8.625        02/15/08           593,450
   7,650    Texas-New Mexico Power Co. .....................         6.125        06/01/08         7,685,427
   5,100    Wisconsin Electric Power .......................         3.500        12/01/07         5,019,558
                                                                                               -------------
                                                                                                  80,074,570
                                                                                               -------------
            ENTERTAINMENT   1.3%
   5,745    Time Warner, Inc. (b) ..........................         5.606        11/13/09         5,753,543



VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED




PAR
AMOUNT
(000)       DESCRIPTION                                               COUPON      MATURITY            VALUE
--------    -----------------------------------------------       ----------    ----------    -------------
            ENTERTAINMENT (CONTINUED)
$  4,237    Time Warner, Inc ..............................          6.150%      05/01/07     $   4,249,236
                                                                                              -------------
                                                                                                 10,002,779
                                                                                              -------------
            ENVIRONMENTAL & FACILITIES SERVICES   0.8%
   4,518    Waste Management, Inc. ........................          6.875       05/15/09         4,695,426
   1,745    Waste Management, Inc. ........................          7.375       08/01/10         1,874,013
                                                                                              -------------
                                                                                                  6,569,439
                                                                                              -------------
            FOOD/BEVERAGE   3.9%
   2,235    ConAgra, Inc. .................................          7.000       10/01/28         2,503,240
   2,040    ConAgra, Inc. .................................          8.250       09/15/30         2,590,994
   4,655    FBG Finance Ltd. (Australia) (a) ..............          5.125       06/15/15         4,495,901
   4,000    General Mills, Inc. ...........................          3.875       11/30/07         3,939,708
   3,145    Kraft Foods, Inc. .............................          5.625       11/01/11         3,215,014
   7,805    Miller Brewing Co. (a) ........................          4.250       08/15/08         7,687,769
     655    Pilgrim's Pride Corp. .........................          9.625       09/15/11           691,025
   2,780    Sara Lee Corp. ................................          6.125       11/01/32         2,612,016
   2,450    YUM! Brands, Inc. .............................          8.875       04/15/11         2,781,203
                                                                                              -------------
                                                                                                 30,516,870
                                                                                              -------------
            GAMING   0.8%
   5,115    Harrahs Operating Co., Inc. ...................          5.625       06/01/15         4,395,064
   2,420    Harrahs Operating Co., Inc. ...................          6.500       06/01/16         2,164,758
                                                                                              -------------
                                                                                                  6,559,822
                                                                                              -------------
            HEALTHCARE    2.0%
   4,420    Baxter Finance Co. (Netherlands) ..............          4.750       10/15/10         4,376,339
   1,840    UnitedHealth Group, Inc. ......................          5.200       01/17/07         1,839,408
   6,000    UnitedHealth Group, Inc. (b) ..................          5.471       03/02/09         5,995,542
   2,410    Wellpoint, Inc. ...............................          3.750       12/14/07         2,372,553
   1,510    Wellpoint, Inc. ...............................          4.250       12/15/09         1,477,038
                                                                                              -------------
                                                                                                 16,060,880
                                                                                              -------------
            INDEPENDENT ENERGY   0.2%
   1,540    Kerr-McGee Corp. ..............................          6.625       10/15/07         1,552,366
                                                                                              -------------


VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED



PAR
AMOUNT
(000)        DESCRIPTION                                              COUPON       MATURITY              VALUE
--------     ------------------------------------------------      ----------    ----------      -------------
             INTEGRATED ENERGY  1.0%
$  1,000     Consumers Energy                                         6.375%       02/01/08      $   1,011,182
   1,880     Consumers Energy Co., Ser F ....................         4.000        05/15/10          1,808,150
   2,035     Consumers Energy Co., Ser H ....................         4.800        02/17/09          2,019,713
   3,470     Petro-Canada (Canada) ..........................         5.350        07/15/33          3,156,420
                                                                                                 -------------
                                                                                                     7,995,465
                                                                                                 -------------


             LIFE INSURANCE  3.9%
   2,085     AXA Financial, Inc. ............................         6.500        04/01/08          2,117,783
     190     Metlife, Inc. ..................................         6.125        12/01/11            198,266
   2,730     Monumental Global Funding II (a)................         3.850        03/03/08          2,683,298
     920     Nationwide Financial Services, Inc .............         6.250        11/15/11            962,338
   3,495     Platinum Underwriters Finance, Inc., Ser B .....         7.500        06/01/17          3,704,564
   3,055     Platinum Underwriters Holdings Ltd., Ser B
              (Bermuda) .....................................         6.371        11/16/07          3,037,678
   7,705     Principal Life Global Funding I (a).............         5.125        06/28/07          7,694,906
   4,510     Prudential Funding LLC (a) .....................         6.600        05/15/08          4,596,551
   6,095     Xlliac Global Funding (a) ......................         4.800        08/10/10          6,020,995
                                                                                                 -------------
                                                                                                    31,016,379
                                                                                                 -------------

             LODGING  0.5%
   2,755     Hyatt Equities, LLC (a) ........................         6.875        06/15/07          2,769,461
   1,005     Starwood Hotels & Resorts Worldwide, Inc. ......         7.375        05/01/07          1,011,492
                                                                                                 -------------
                                                                                                     3,780,953
                                                                                                 -------------

             MEDIA-CABLE    1.6%
   2,625     Comcast Cable Communications, Inc ..............         6.750        01/30/11          2,780,405
   1,570     Comcast Cable Communications, Inc ..............         7.125        06/15/13          1,713,245
   4,455     Comcast Cable Communications, Inc ..............         8.375        05/01/07          4,511,244
   2,495     Echostar DBS Corp. .............................         6.375        10/01/11          2,488,763
   1,205     Echostar DBS Corp. .............................         6.625        10/01/14          1,171,863
                                                                                                 -------------
                                                                                                    12,665,520
                                                                                                 -------------


VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED




PAR
AMOUNT
(000)       DESCRIPTION                                               COUPON     MATURITY             VALUE
--------    ------------------------------------------------      ----------   ----------     -------------
            MEDIA-NONCABLE  1.7%
$  2,415    Interpublic Group of Cos., Inc..................         5.400%     11/15/09      $   2,360,662
     845    Interpublic Group of Cos., Inc. ................         6.250      11/15/14            775,288
   2,600    News America Holdings, Inc. ....................         8.875      04/26/23          3,257,917
     510    News America, Inc. .............................         7.125      04/08/28            555,773
     900    News America, Inc. .............................         7.280      06/30/28            996,980
     795    News America, Inc. .............................         7.300      04/30/28            884,184
   4,730    Viacom, Inc. ...................................         6.875      04/30/36          4,874,951
                                                                                              -------------
                                                                                                 13,705,755
                                                                                              -------------


            NATURAL GAS DISTRIBUTORS  1.2%
   1,470    KeySpan Corp. ..................................         4.900      05/16/08          1,463,139
   7,798    Sempra Energy ..................................         4.621      05/17/07          7,774,310
                                                                                              -------------
                                                                                                  9,237,449
                                                                                              -------------

            NATURAL GAS PIPELINES  1.7%
   2,115    Consolidated Natural Gas Co., Ser C ............         6.250      11/01/11          2,211,247
   5,015    Kinder Morgan Finance Corp. (Canada) ...........         5.700      01/05/16          4,682,375
   3,325    Texas Eastern Transmission Corp ................         5.250      07/15/07          3,315,810
   2,895    Texas Eastern Transmission Corp ................         7.000      07/15/32          3,370,266
                                                                                              -------------
                                                                                                 13,579,698
                                                                                              -------------

            NONCAPTIVE-CONSUMER FINANCE  5.1%
   1,920    American General Finance Corp. .................         4.625      05/15/09          1,900,531
   5,120    American General Finance Corp. .................         4.625      09/01/10          5,043,118
   7,870    Countrywide Home Loans, Inc. ...................         3.250      05/21/08          7,662,090
     800    HSBC Finance Corp. .............................         4.125      12/15/08            786,878
   1,175    HSBC Finance Corp. .............................         4.125      11/16/09          1,144,974
   2,150    HSBC Finance Corp. .............................         6.375      10/15/11          2,270,478
   4,700    HSBC Finance Corp. .............................         6.750      05/15/11          5,018,124
   1,000    HSBC Finance Corp. .............................         7.875      03/01/07          1,005,782
   9,095    Residential Capital Corp. ......................         6.375      06/30/10          9,319,210
   4,660    SLM Corp. ......................................         4.000      01/15/10          4,523,471



VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED





PAR
AMOUNT
(000)          DESCRIPTION                                             COUPON        MATURITY           VALUE
--------       -------------------------------------------------     ----------    ----------   -------------
               NONCAPTIVE-CONSUMER FINANCE (CONTINUED)
 $ 1,230       SLM Corp. (b)                                            5.537%      07/26/10    $   1,231,358
                                                                                                -------------
                                                                                                   39,906,014
                                                                                                -------------

               NONCAPTIVE-DIVERSIFIED FINANCE  3.3%
     940       CIT Group, Inc. .................................        3.650       11/23/07          926,094
   1,545       CIT Group, Inc. .................................        4.750       08/15/08        1,536,011
   1,165       CIT Group, Inc. .................................        7.375       04/02/07        1,172,487
   6,000       General Electric Capital Corp., Ser A ...........        4.250       01/15/08        5,944,992
   2,235       General Electric Capital Corp., Ser A ...........        4.750       09/15/14        2,193,559
   5,440       General Electric Capital Corp., Ser A ...........        5.875       02/15/12        5,657,127
   1,020       International Lease Finance Corp ................        3.750       08/01/07        1,009,216
   8,095       Nationwide Building Society
                 (United Kingdom) (a) ..........................        4.250       02/01/10        7,896,033
                                                                                                -------------
                                                                                                   26,335,519
                                                                                                -------------

               OIL FIELD SERVICES  0.6%
   4,460       Panhandle Eastern Pipe Line
                     Co., Ser B ................................        2.750       03/15/07        4,426,568
                                                                                                -------------


               OTHER UTILITIES  0.6%
   4,555       Plains All American Pipeline (a).................        6.700       05/15/36        4,864,485
                                                                                                -------------


               PAPER  1.1%
   1,340       Abitibi-Consolidated, Inc.
                 (Canada) ......................................        8.850       08/01/30        1,108,850
   7,590       Bowater Canada Finance Corp.
                 (Canada) ......................................        7.950       11/15/11        7,324,350
                                                                                                -------------
                                                                                                    8,433,200
                                                                                                -------------
               PROPERTY & CASUALTY INSURANCE  3.1%
   4,160       AIG SunAmerica Global Financing VI (a) ..........        6.300       05/10/11        4,374,856
   4,710       Farmers Exchange Capital (a) ....................        7.050       07/15/28        5,064,804



VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED





PAR
AMOUNT
(000)          DESCRIPTION                                               COUPON      MATURITY            VALUE
--------       ------------------------------------------------      ----------    ----------   --------------
               PROPERTY & CASUALTY INSURANCE (CONTINUED)
$  2,721       Farmers Insurance Exchange
                 Surplus (a) ..................................         8.625%      05/01/24    $   3,345,453
   4,610       Mantis Reef Ltd. (Australia) (a)................         4.692       11/14/08        4,571,649
   4,140       St. Paul Travelers Cos., Inc. ..................         5.010       08/16/07        4,123,345
   3,315       Two-Rock Pass Through Trust
                 (Bermuda) (a) (b) ............................         6.316       02/11/49        3,265,872
                                                                                                -------------
                                                                                                   24,745,979
                                                                                                -------------
               RAILROADS  2.4%
   3,740       Burlington Northern Santa Fe Corp ..............         6.125       03/15/09        3,820,863
   3,640       CSX Corp. ......................................         6.750       03/15/11        3,861,399
   3,794       Norfolk Southern Corp. .........................         7.350       05/15/07        3,827,619
   7,375       Union Pacific Corp. ............................         6.625       02/01/08        7,484,135
                                                                                                -------------
                                                                                                   18,994,016
                                                                                                -------------
               RETAIL  2.7%
     800       CVS Corp. ......................................         3.875       11/01/07          788,468
   2,265       CVS Corp. ......................................         5.750       08/15/11        2,320,365
   6,595       CVS Lease Pass Through Trust (a)(c) ............         6.036       12/10/28        6,729,492
   1,500       Federated Department Stores, Inc ...............         6.300       04/01/09        1,535,697
   2,000       Federated Department Stores, Inc ...............         6.625       09/01/08        2,043,124
   2,970       May Department Stores Co. ......................         5.950       11/01/08        3,005,955
   4,485       May Department Stores Co. ......................         6.700       07/15/34        4,607,750
                                                                                                -------------
                                                                                                   21,030,851
                                                                                                -------------

               SUPERMARKETS  0.8%
   1,660       Delhaize America, Inc. .........................         9.000       04/15/31        2,021,966
   2,595       Fred Meyer, Inc. ...............................         7.450       03/01/08        2,659,213
   1,800       Kroger Co., Ser B ..............................         7.250       06/01/09        1,880,205
                                                                                                -------------
                                                                                                    6,561,384
                                                                                                -------------

               TECHNOLOGY  1.4%
   4,870       Hewlett-Packard Co. (b) ........................         5.496       05/22/09        4,880,310



VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED



PAR
AMOUNT
(000)       DESCRIPTION                                              COUPON       MATURITY            VALUE
--------    ------------------------------------------------      ----------    ----------    -------------
            TECHNOLOGY (CONTINUED)
$  3,450    Hewlett-Packard                                          5.750%    12/15/06       $   3,450,269
   2,995    LG Electronics, Inc. (South Korea) (a) .........         5.000     06/17/10           2,937,951
                                                                                              -------------
                                                                                                 11,268,530
                                                                                              -------------
            TEXTILES  0.8%
   2,845    Mohawk Industries, Inc., Ser C .................         6.500     04/15/07           2,854,161
   3,245    Mohawk Industries, Inc., Ser D .................         7.200     04/15/12           3,414,305
                                                                                              -------------
                                                                                                  6,268,466
                                                                                              -------------
            TRANSPORTATION SERVICES  0.9%
   2,300    FedEx Corp. ....................................         2.650     04/01/07           2,279,530
   5,000    FedEx Corp. ....................................         5.500     08/15/09           5,046,570
                                                                                              -------------
                                                                                                  7,326,100
                                                                                              -------------
            WIRELESS COMMUNICATIONS  0.8%
   6,000    Verizon Wireless Capital LLC ...................         5.375     12/15/06           5,999,808
                                                                                              -------------

            WIRELINE COMMUNICATIONS  7.0%
   6,640    AT&T Corp. .....................................         8.000     11/15/31           8,504,983
   7,615    BellSouth Corp. (b) ............................         5.499     11/15/07           7,626,004
   4,865    France Telecom SA (France) .....................         8.500     03/01/31           6,629,307
   6,000    SBC Communications, Inc. .......................         4.125     09/15/09           5,855,622
   3,155    SBC Communications, Inc. .......................         6.150     09/15/34           3,211,377
   6,650    Sprint Capital Corp. ...........................         6.125     11/15/08           6,758,927
   2,080    Sprint Capital Corp. ...........................         8.750     03/15/32           2,611,995
   4,480    Telecom Italia Capital
              (Luxembourg) .................................         4.000     01/15/10           4,298,408
   1,900    Telecom Italia Capital Ser A
              (Luxembourg) .................................         4.000     11/15/08           1,855,700
   5,210    Telefonica Europe BV
              (Netherlands) ................................         8.250     09/15/30           6,388,783
   1,000    Verizon Communications, Inc. ...................         7.510     04/01/09           1,049,099
     265    Verizon New England, Inc. ......................         6.500     09/15/11             275,680
                                                                                              -------------
                                                                                                 55,065,885
                                                                                              -------------
            TOTAL CORPORATE BONDS  85.0%                                                        672,035,066
                                                                                              -------------


VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED



PAR
AMOUNT
(000)       DESCRIPTION                                                COUPON     MATURITY                    VALUE
--------    -----------------------------------------------        ----------   ----------            -------------
            MORTGAGE BACKED SECURITIES  0.3%
$  1,768    World Financial Properties Ser 1996 (a) .......          6.910%        09/01/13           $   1,865,113
     712    World Financial Properties Ser 1996 (a) .......          6.950         09/01/13                 751,746
                                                                                                      -------------

            TOTAL MORTGAGE BACKED SECURITIES                                                              2,616,859
                                                                                                      -------------

            UNITED STATES TREASURY OBLIGATIONS  8.7%
   6,550    United States Treasury Bonds ...................         6.125         08/15/29               7,904,009
  24,900    United States Treasury Bonds ...................         6.375         08/15/27              30,531,683
     500    United States Treasury Bonds ...................         8.125         08/15/21                 683,907
  10,685    United States Treasury Notes (c)                         4.250         08/15/13              10,575,233
   8,500    United States Treasury Notes ...................         4.250         11/15/13               8,405,710
  10,125    United States Treasury Notes ...................         4.500         02/28/11              10,147,943
                                                                                                      -------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS                                                     68,248,485
                                                                                                      -------------

  TOTAL LONG-TERM INVESTMENTS  94.0%
    (Cost $736,599,681) ..................................................................              742,900,410
                                                                                                     --------------

  SHORT-TERM INVESTMENTS   6.1%
  REPURCHASE AGREEMENTS    5.9%
  Citigroup, Inc. ($9,407,817 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated
     11/30/06, to be sold on 12/01/06 at $9,409,194)  ....................................           $    9,407,817
  State Street Bank & Trust Co. ($37,434,183 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.11%, dated 11/30/06, to be sold on 12/01/06 at $37,439,497) .......................               37,434,183
                                                                                                     --------------

  TOTAL REPURCHASE AGREEMENTS ............................................................               46,842,000



VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED



DESCRIPTION                                                                                       VALUE
-----------------------------------------------------------------                         -------------
  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.2%
  United States Treasury Bills ($1,400,000 par, yielding 5.283%, 01/11/07
     maturity)  (d) ...........................................................           $   1,392,290
                                                                                          -------------

  TOTAL SHORT-TERM INVESTMENTS   6.1%
    (Cost $48,233,903) ........................................................              48,234,290
                                                                                          -------------

  TOTAL INVESTMENTS   100.1%
    (Cost $784,833,584) .......................................................             791,134,700

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)                                                (560,811)
                                                                                          -------------

  NET ASSETS 100.0% ...........................................................           $ 790,573,889
                                                                                          =============

  Percentages are calculated as a percentage of net assets.

  (a)    144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers
  (b)    Floating Rate Coupon
  (c)    Security purchased on a when-issued or delayed delivery basis.
  (d)    All or a portion of this security has been physically segregated in connection with open futures contracts


  FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2006:

                                                                                             UNREALIZED
                                                                                           APPRECIATION/
                                                                    CONTRACTS              DEPRECIATION
  LONG CONTRACTS:
  U.S. Treasury Bonds Futures, March 2007 (Current
    Notional Value of $114,375 per contract)....................          951             $   1,269,925
  U.S. Treasury Notes 10-Year Futures, March 2007
    (Current Notional Value of $109,188 per contract)...........          243                   229,957
  U.S. Treasury Notes 5-Year Futures, March 2007
    (Current Notional Value of $106,156 per contract)...........          773                   361,531

  SHORT CONTRACTS:
  U.S. Treasury Notes 2-Year Futures, March 2007
    (Current Notional Value of $205,000 per contract)...........          496                  (233,830)
                                                                    ---------             -------------
                                                                        2,463             $   1,627,583
                                                                    =========             =============


VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED) CONTINUED


  SWAP AGREEMENTS OUTSTANDING AS OF NOVEMBER 30, 2006:
  CREDIT DEFAULT SWAPS


                                                                      PAY/                                UNREALIZED
                                                                   RECEIVE                  NOTIONAL   APPRECIATION/
                                                   BUY/SELL          FIXED    EXPIRATION      AMOUNT    DEPRECIATION
  COUNTERPARTY             REFERENCE ENTITY        PROTECTION         RATE          DATE       (000)

  JP Morgan                Tyco
     Chase Bank, N.A.      International, Ltd.     Buy                0.65      03/20/11    $  3,500   $    (40,247)

  Goldman Sachs
     Capital               Tyco
     Markets, L.P.         International, Ltd.     Buy                0.80      03/20/11       2,100        (44,763)

  Goldman Sachs
     Capital               Dow Jones CDX
     Markets, L.P.         NA IG HVOL              Buy                0.75      06/20/11      30,300        (51,602)

  Goldman Sachs
     Capital               Southwest
     Markets, L.P.         Airlines Co.            Buy                0.22      12/20/11      7,900           27,572
                                                                                                       --------------
                                                                                                       $    (109,040)
                                                                                                       ==============

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007